Note 7 - Net Foreign Exchange Loss (Tables)	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of foreign currency gains (losses) [text block]
	2024				2023
	ZiG	RTGS$	Other	Total	ZiG	RTGS$	Other	Total

Unrealised foreign exchange (losses) gains	(671)	–	(841)	(1,512)	–	1,648	829	2,477
Taxation and VAT	(328)	–	–	(328)	–	3,318	–	3,318
Other	(343)	–	(841)	(1,184)	–	(1,670)	829	(841)

Realised foreign exchange (losses) gains	(955)	(6,792)	(23)	(7,770)	–	(4,860)	49	(4,811)
Bullion sales receivable	(368)	(1,437)	–	(1,805)	–	(2,526)	–	(2,526)
Cash and cash equivalents	(2)	(3,006)	(23)	(3,031)	–	(278)	(5)	(283)
Taxation and VAT receivables	(363)	(1,644)	–	(2,007)	–	(66)	–	(66)
Trade and other payables	(222)	(705)	–	(927)	–	(1,990)	54	(1,936)

Net foreign exchange (losses) gains	(1,626)	(6,792)	(864)	(9,282)	–	(3,212)	878	(2,334)

Sensitivity analysis of currencies [text block]
	2024
	$'000
	Functional currency
	ZAR	$

Cash and cash equivalents	62	174
USD denominated	61	-
ZiG denominated	-	172
GBP denominated	1	2

Trade and other receivables - ZiG denominated	-	3,835
Trade and other payables - ZiG denominated	-	(358)
	62	3,651

Sensitivity analysis for types of market risk [text block]
ZiG strengthening by 45%
Consolidated statement of financial position:
Cash and cash equivalents	307
Trade and other receivables	6,973
Trade and other payables	(651)
6,629

Impact on the consolidated statement of profit or loss and other comprehensive income:
Foreign exchange gains	2,980
ZiG weakening by 45%
Consolidated statement of financial position:
Cash and cash equivalents	115
Trade and other receivables	2,645
Trade and other payables	(246)
2,514

Impact on the consolidated statement of profit or loss and other comprehensive income:
Foreign exchange losses	(1,135)